Non-controlling interest - Summarized financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Non-Controlling Interest [Line Items]
Total current assets	$ 136,885	$ 85,789
Total non-current assets	212,177	160,419
Total current liabilities	(99,919)	(61,480)
Total non-current liabilities	(146,356)	(39,216)
Net (loss) income for the year	(51,404)	(3,811)
Total comprehensive (loss) income	(50,953)	(2,220)
Non-controlling interest
Non-Controlling Interest [Line Items]
Total current assets	49,014	5,482
Total non-current assets	67,785	6,365
Total current liabilities	(42,770)	(1,496)
Total non-current liabilities	(9,976)	(758)
Revenues for the year ended	26,868	16,393
Net (loss) income for the year	(657)	1,749
Total comprehensive (loss) income	$ (398)	$ 2,062